SUBSEQUENT EVENTS (Details Narrative) - USD ($)									12 Months Ended
	Mar. 25, 2024	Mar. 21, 2024	Jan. 18, 2024	Jan. 11, 2024	Jan. 10, 2024	Jan. 02, 2024	Oct. 10, 2023	Oct. 01, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 01, 2024	Mar. 18, 2024	Jan. 22, 2024
Subsequent Event [Line Items]
Proceeds from sales of common stock for cash									$ 6,200,000	$ 2,000,000
Number of stock issued granted									1,400,000	1,250,000
Number of stock issued exercise
Common stock, par value									$ 0.0001	$ 0.0001
Common Stock [Member]
Subsequent Event [Line Items]
Issuance of common stock for cash, shares									5,250,000
Consulting Agreement [Member]
Subsequent Event [Line Items]
Issuance of common stock for cash, shares								50,000
Consulting Agreement [Member] | Luca Consulting, LLC [Member]
Subsequent Event [Line Items]
Shares issued price per share							$ 0.63
Issuance of common stock for cash, shares							200,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, par value	$ 0.0001
Subsequent Event [Member] | 2022 Plan [Member]
Subsequent Event [Line Items]
Number of stock available for awards description	The First Amendment increased the number of shares of common stock available for awards under the Incentive Plan, such that currently, subject to adjustment in connection with the payment of a stock dividend, a stock split or subdivision or combination of the shares of common stock, or a reorganization or reclassification of the Company’s common stock, the aggregate number of shares of common stock which may be issued pursuant to awards under the 2022 Plan is currently the sum of (i) 10,000,000, and (ii) an automatic increase on April 1st of each year for a period of nine years commencing on April 1, 2024 and ending on (and including) April 1, 2032, in an amount equal to the lesser of (x) ten percent (10%) of the total shares of common stock of the Company outstanding on the last day of the immediately preceding fiscal year; and (y) 2,000,000 shares of common stock; provided, however, that the Board may act prior to April 1st of a given year to provide that the increase for such year will be a lesser number of shares of common stock. This is also known as an “evergreen” provision. Notwithstanding the foregoing, no more than a total of 26,000,000 shares of common stock (or awards) may be issued or granted under the 2022 Plan in aggregate, and no more than 26,000,000 shares of common stock may be issued pursuant to the exercise of Incentive Stock Options
Number of stock issued	10,000,000
Subsequent Event [Member] | Common Stock [Member] | 2022 Plan [Member]
Subsequent Event [Line Items]
Number of stock issued	2,000,000
Number of stock issued granted	26,000,000
Number of stock issued exercise	26,000,000
Subsequent Event [Member] | Underwriters [Member]
Subsequent Event [Line Items]
Issuance of common stock for cash, shares			600,000
Proceeds from sales of common stock for cash			$ 160,000
Subsequent Event [Member] | Underwriters [Member] | Over-Allotment Option [Member]
Subsequent Event [Line Items]
Issuance of common stock for cash, shares			4,600,000
Subsequent Event [Member] | Ronin Equity Partners [Member]
Subsequent Event [Line Items]
Borrow amount											$ 37,500
Subsequent Event [Member] | Cohen Enterprises Inc [Member]
Subsequent Event [Line Items]
Borrow amount												$ 50,000
Subsequent Event [Member] | Consulting Agreement [Member] | G&P General Consulting [Member]
Subsequent Event [Line Items]
Number of restricted common shares issued						250,000
Number of additional restricted common shares issued						500,000
Shares issued price per share						$ 0.28
Number of restricted common shares issued, value						$ 70,000
Subsequent Event [Member] | Consulting Agreement [Member] | Luca Consulting, LLC [Member]
Subsequent Event [Line Items]
Number of restricted common shares issued		500,000			200,000
Shares issued price per share		$ 0.1975			$ 0.28
Number of restricted common shares issued, value		$ 98,750			$ 56,000
Agreement payable in cash		$ 5,000			$ 15,000
Consulting agreement description					(a) $5,000 on the signing of the agreement; (b) $5,000 on the tenth of each month throughout the remainder of the agreement. The Service Agreement includes customary indemnification obligations requiring the Company to indemnify Luca and its affiliates with regard to certain matters.
Subsequent Event [Member] | Consulting Agreement [Member] | First Level Capital [Member]
Subsequent Event [Line Items]
Number of restricted common shares issued				250,000
Number of additional restricted common shares issued				250,000
Shares issued price per share				$ 0.28
Number of restricted common shares issued, value				$ 70,000
Agreement payable in cash				$ 60,000
Consulting agreement description				(a) $60,000 on the signing of the agreement; (b) $60,000 on the approval by the Company. The Service Agreement includes customary indemnification obligations requiring the Company to indemnify First Level and its affiliates with regard to certain matters.
Subsequent Event [Member] | Consulting Agreement [Member] | Zvonimir Moric Consulting [Member]
Subsequent Event [Line Items]
Number of restricted common shares issued		150,000
Shares issued price per share		$ 0.1975
Number of restricted common shares issued, value		$ 29,625
Subsequent Event [Member] | Underwriting Agreement [Member]
Subsequent Event [Line Items]
Exercise price per share													$ 0.375
Subsequent Event [Member] | Underwriting Agreement [Member] | Warrant [Member]
Subsequent Event [Line Items]
Number of warrants to purchase of common stock													42,000